Share capital (Details Narrative)														1 Months Ended	12 Months Ended
	Feb. 28, 2022 CAD ($)	Feb. 14, 2022 CAD ($)	Dec. 31, 2021 CAD ($) shares	Sep. 03, 2021 shares	Aug. 30, 2021 shares	Jun. 21, 2021 shares	May 04, 2021 shares	Feb. 10, 2021 CAD ($) shares	Jan. 20, 2021 shares	Dec. 29, 2020 CAD ($) shares	Aug. 31, 2020 shares	Aug. 06, 2020 CAD ($) shares	Jul. 21, 2020 CAD ($) shares	Jun. 30, 2021 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Aug. 06, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Fair value contributed surplus to share capital | $			$ 927,292												$ 927,292	$ 2,763,543
Common share issued															2,835,289
Share issued for laibility payment									429,354
Gross proceed from shres								7,383,000				11,500,000		8,600,000
Share issue related cost | $	$ 111,267	$ 35,770						$ 2,704,571				$ 1,640,744		$ 4,739,096	$ 173,567	441,613
Proceeds from issuing shares | $														$ 60,137,755
Proceeds from exercise of warrants | $																$ 2,728,015
Proceeds from exercise of warrant purchase																3,109,589
Fair value warrant reserve to share capital																7,907,396
Share par value (in dollars per share) | $ / shares																	$ 1.50
[custom:GrossProceedFromCommonSharesValue] | $												$ 17,250,000
Comission on gross proceed												6.00%
Shares Return													1,071,876
[custom:CommonSharesReturnToTresuaryValue] | $													$ 3,858,756
Tresuray shares return value																136,649
Common shares issue for service										91,009
consulting fee expense | $										$ 200,162
U S D [Member]
IfrsStatementLineItems [Line Items]
[custom:CommonSharesIssued1]							49,450,000
Vesatis S P A [Member]
IfrsStatementLineItems [Line Items]
Common shares issued							226,563
Tabwire E P A [Member]
IfrsStatementLineItems [Line Items]
Common shares issued						790,094
Game Knot E P A [Member]
IfrsStatementLineItems [Line Items]
Common shares issued					165,425
Addicting Game S P A [Member]
IfrsStatementLineItems [Line Items]
Common shares issued				2,661,164
Outplyed M A [Member]
IfrsStatementLineItems [Line Items]
Common shares issued			5,164,223
Omnia S P A [Member]
IfrsStatementLineItems [Line Items]
Common shares issued											18,250,000